VIA EDGAR

June 7, 2000

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Re:  The Diversified Investors Strategic Allocation Funds
     Registration Statement on Form N-1A
     (File No. 333-00295 and 811-07495)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information and prospectus that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 7 to the Registrant's registration statement on Form N-1A (File No. 333-00295) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent Amendment to such registration statement with respect to the Funds and was filed electronically on April 28, 2000.

Please direct any comments or questions concerning this certificate to the undersigned at (914) 697-8980.


Very truly yours,




Robert F. Colby